FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2022
(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 10.4%
Alphabet, Inc. Class A(a)	119,561	$332,540,987
Alphabet, Inc. Class C(a)	91,899	256,672,988
Baidu, Inc. ADR(China)(a)	3,457,609	61,022,206
Meta Platforms, Inc. Class A(a)	950,086	211,261,123
Naspers, Ltd. N Shares (South Africa)	344,435	38,901,282
Prosus NV (Netherlands)(a)	2,429,640	131,025,168
		$1,031,423,754
SEMICONDUCTOR DEVICES — 6.3%
Analog Devices, Inc.	1,675,434	$276,748,188
Broadcom, Inc.	433,610	273,035,545
NXP Semiconductors NV (Netherlands)	429,743	79,536,834
		$629,320,567
CABLE & SATELLITE — 5.5%
Charter Communications, Inc. Class A(a)(b)	393,387	$214,600,476
Comcast Corp. Class A(b)	7,087,694	331,845,833
		$546,446,309
APPLICATION SOFTWARE — 3.7%
Activision Blizzard, Inc.	900,174	$72,112,939
Entain PLC (Isle of Man)(a)	3,199,660	68,539,979
Epic Games, Inc.(a)(c)(d)(e)	33,130	29,320,050
Nexon Co. Ltd. (Japan)	2,897,441	69,317,548
Open Text Corp. (Canada)	2,217,233	94,010,679
Ubisoft Entertainment SA (France)(a)	878,016	38,582,492
		$371,883,687
CEMENT & AGGREGATES — 3.3%
HeidelbergCement AG (Germany)	1,012,913	$57,406,018
LafargeHolcim Ltd. (Switzerland)	5,535,770	269,241,964
		$326,647,982
P&C INSURANCE — 3.1%
American International Group, Inc.(b)	4,846,206	$304,196,351
		$304,196,351
DIVERSIFIED BANKS — 2.8%
Citigroup, Inc.	3,571,897	$190,739,300
Flutter Entertainment PLC (Ireland)(a)	368,470	42,657,887
Gulfport Energy Corp.(a)	526,060	47,250,709
		$280,647,896
E-COMMERCE DISCRETIONARY — 2.7%
Alibaba Group Holding Ltd. ADR(China)(a)	5,192,581	$70,861,654
Amazon.com, Inc.(a)	54,278	176,943,566
Delivery Hero SE (Germany)(a)(f)	551,839	24,051,234
		$271,856,454
ELECTRICAL COMPONENTS — 2.5%
TE Connectivity Ltd. (Switzerland)	1,883,048	$246,641,627
		$246,641,627

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

COMMON STOCKS – Continued	Shares	Fair Value
INDUSTRIAL DISTRIBUTION & RENTAL — 2.4%
Howmet Aerospace, Inc.	3,879,294	$139,421,826
LG Corp. (South Korea)	1,610,010	101,105,644
		$240,527,470
BASE METALS — 2.4%
Glencore PLC (Switzerland)	36,927,159	$240,274,077
		$240,274,077
INSURANCE BROKERS — 2.2%
Aon PLC Class A (Britain)	685,221	$223,128,514
		$223,128,514
BANKS — 2.1%
Signature Bank	71,182	$20,891,205
Wells Fargo & Co.	3,961,725	191,985,194
		$212,876,399
INVESTMENT COMPANIES — 2.0%
Groupe Bruxelles Lambert SA (Belgium)	1,893,889	$195,972,518
		$195,972,518
INSTITUTIONAL BROKERAGE — 1.6%
Jefferies Financial Group, Inc.(b)	4,697,583	$154,315,602
		$154,315,602
FOOD SERVICES — 1.5%
JDE Peet's NV (Netherlands)	4,041,690	$115,936,105
Just Eat Takeaway.com NV (Netherlands)(a)(f)	965,437	32,378,717
		$148,314,822
INFRASTRUCTURE SOFTWARE — 1.3%
FirstEnergy Corp.	2,789,666	$127,934,083
		$127,934,083
CHEMICALS — 1.3%
International Flavors & Fragrances, Inc.	962,966	$126,466,325
		$126,466,325
SPECIALTY CHEMICALS — 1.1%
Univar Solutions, Inc.(a)	3,402,938	$109,370,427
		$109,370,427
RAILROAD ROLLING STOCK — 1.0%
Westinghouse Air Brake Technologies Corp.	1,065,725	$102,490,773
		$102,490,773
ENTERTAINMENT CONTENT — 1.0%
Netflix, Inc.(a)	271,733	$101,788,464
		$101,788,464
WEALTH MANAGEMENT — 1.0%
LPL Financial Holdings, Inc.	552,807	$100,986,783
		$100,986,783

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

COMMON STOCKS – Continued	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE — 1.0%
Marriott International, Inc. Class A(a)	571,259	$100,398,769
		$100,398,769
MIDSTREAM - OIL & GAS — 1.0%
Kinder Morgan, Inc.(b)	5,262,897	$99,521,382
		$99,521,382
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.9%
Cie Financiere Richemont SA (Switzerland)	672,990	$85,304,692
		$85,304,692
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.7%
Samsung C&T Corp. (South Korea)	751,980	$70,212,622
		$70,212,622
REAL ESTATE OWNERS & DEVELOPERS — 0.6%
Swire Pacific Ltd. Class A (Hong Kong)	9,644,007	$58,646,328
		$58,646,328
INDUSTRIALS — 0.6%
Uber Technologies, Inc.(a)	1,539,157	$54,917,122
		$54,917,122
MARINE SHIPPING — 0.5%
Sound Holding FP (Luxembourg)(c)(d)(e)(g)(h)	1,146,250	$53,990,429
		$53,990,429
COMPUTER HARDWARE & STORAGE — 0.4%
Dell Technologies, Inc. C Shares(a)	862,607	$43,294,245
		$43,294,245
INTEGRATED UTILITIES — 0.4%
PG&E Corp.(a)	3,597,611	$42,955,475
		$42,955,475
OIL & GAS SERVICES & EQUIPMENT — 0.3%
McDermott International Ltd.(a)(g)	46,782,420	$30,876,397
		$30,876,397
HOME PRODUCTS STORES — 0.3%
Herbalife Nutrition Ltd.(a)	934,903	$28,383,655
		$28,383,655

TOTAL COMMON STOCKS — 67.9% (Cost $4,419,998,528)		$6,762,012,000

CLOSED END FUND — 0.3%
Altaba Escrow(c) (Cost $0)	4,756,180	$27,585,844
		$27,585,844
LIMITED PARTNERSHIPS
FPS LLC (Marine Shipping)(c)(d)(e)(g)(h)	1,835,431	$149,056,653
FPS Shelby Holding I LLC (Marine Shipping)(c)(d)(e)(g)(h)	107,799	8,876,468
Footpath Ventures SpV IV LP (Private Credit)(c)(d)(e)	150,000	15,035,515

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

LIMITED PARTNERSHIPS - Continued	Shares	Fair Value
GACP II LP (Private Credit)(c)(d)(e)	958,312	$26,447,893
U.S. Farming Realty Trust LP (Real Estate)(c)(d)(e)(g)	350,000	4,207,685
U.S. Farming Realty Trust II LP (Real Estate)(c)(d)(e)(g)	120,000	8,343,236

TOTAL LIMITED PARTNERSHIPS — 2.1% (Cost $213,392,728)		$211,967,450

PREFERRED STOCKS
ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(c)(d)(e)(g)	22,591	$13,554,380
		$13,554,380
ENERGY — 0.0%
Gulfport Energy Corp.(d)(e)	1,345	$854,075
		$854,075

TOTAL PREFERRED STOCKS — 0.1% (Cost $1,272,525)		$14,408,455

WARRANTS — 0.0%
ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023(a) (Cost $0)	2,521,536	$1,992,015
		$1,992,015
SPECIAL PURPOSE ACQUISITION COMPANIES(a)
Accelerate Acquisition Corp.	1,824	$17,966
African Gold Acquisition Corp.	175,509	1,735,784
Agile Growth Corp.	972,411	9,549,076
Alpha Partners Technology Merger Corp.	40,319	395,126
Angel Pond Holdings Corp.	1,264,217	9,572,085
Apollo Strategic Growth Capital II	206,968	2,048,983
Ares Acquisition Corp.	494,451	4,892,593
Artisan Acquisition Corp. Class A	42,770	319,491
Atlantic Coastal Acquisition Corp.	1,651,462	12,178,588
Atlantic Coastal Acquisition Corp. II	320,872	3,205,511
Babylon Holdings Ltd.	12,409	6,636
BigBear.ai Holdings, Inc.	266,952	234,918
Broadscale Acquisition Corp.	1,046,401	8,353,462
BurTech Acquisition Corp.	1,007,550	10,095,651
C5 Acquisition Corp.	245,091	2,475,419
Churchill Capital Corp. VII	616,422	6,102,578
Colonnade Acquisition Corp. II	1,032,132	10,125,215
COVA Acquisition Corp.	334,885	3,305,315
DHC Acquisition Corp.	520,584	5,127,752
Digital Transformation Opportunities Corp.	72,255	708,821
Disruptive Acquisition Corp. I	1,032,135	10,083,959
ESM Acquisition Corp.	157	1,554
Flame Acquisition Corp.	1,032,145	10,192,432
Forest Road Acquisition Corp. II	1,242,983	12,143,944
Fortress Value Acquisition Corp. IV	493,906	4,844,181
FTAC Hera Acquisition Corp.	124,395	1,229,023

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES - Continued	Shares	Fair Value
Fusion Acquisition Corp. II	173,927	$1,706,224
Glenfarne Merger Corp.	1,033,214	10,115,165
Global Partner Acquisition Corp. II	387,688	3,810,973
Golden Arrow Merger Corp.	1,032,132	10,114,894
Gores Holdings VII, Inc.	4,846	47,975
Gores Holdings VIII, Inc.	264,894	2,381,403
Gores Technology Partners II, Inc.	6,490	63,926
GSR II Meteora Acquisition Corp.	425	4,284
GX Acquisition Corp. II	864,261	6,373,927
Haymaker Acquisition Corp. III	9,171	73,499
Heliogen, Inc.	98,835	121,567
Hudson Executive Investment Corp. III	1,243,215	12,245,668
InterPrivate IV InfraTech Partners, Inc.	866,479	8,517,489
Kismet Acquisition Three Corp.	1,032,132	10,145,857
Landcadia Holdings IV, Inc.	1,243,001	12,280,850
Lazard Growth Acquisition Corp. I	37,457	368,577
Lead Edge Growth Opportunities Ltd.	111,893	1,096,551
Macondray Capital Acquisition Corp. I	1,030,833	10,308,330
Mason Industrial Technology, Inc.	760,239	7,488,354
Metals Acquisition Corp.	539,903	5,528,607
Mission Advancement Corp.	613,285	6,016,326
Monument Circle Acquisition Corp.	69,903	690,642
Northern Star Investment Corp. III	550,747	5,402,828
Northern Star Investment Corp. IV	425,470	4,161,097
Orion Acquisition Corp.	252,217	2,479,293
Peridot Acquisition Corp. II	582,407	5,719,237
Pershing Square Tontine Holdings Ltd. Class A	457,176	9,093,231
Pine Technology Acquisition Corp.	1,290,094	9,554,506
Plum Acquisition Corp. I	969,880	9,553,318
PowerUp Acquisition Corp.	46,911	471,455
Queen's Gambit Growth Capital	109,868	791,604
Ross Acquisition Corp. II	231,224	2,292,979
RXR Acquisition Corp.	9,883	97,051
Silver Spike Acquisition Corp. II	163,460	1,290,353
Slam Corp.	714,327	7,028,978
Stratim Cloud Acquisition Corp.	671,649	6,582,160
TCW Special Purpose Acquisition Corp.	118,726	1,164,702
Tio Tech A (Germany)	297,050	2,928,913
TLG Acquisition One Corp.	1,242,983	12,199,878
Twelve Seas Investment Co. II	990,015	9,721,947
Viking Acquisition (Norway)(c)(d)(e)	9,562,500	7,241,151
Virgin Orbit Holdings, Inc.	94,559	133,328

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 3.4% (Cost $340,162,833)		$336,355,160

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

BONDS & DEBENTURES	Principal Amount	Fair Value
CORPORATE BONDS & NOTES
ENERGY — 0.0%
Gulfport Energy Corp. — 6.000% 10/15/2024(d)(e)	$18,209,000	$—
Gulfport Energy Corp. — 6.375% 5/15/2025(d)(e)	8,822,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(d)(e)	9,128,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(d)(e)	9,417,000	—
Gulfport Energy Corp. — 8.000% 5/17/2026	596,287	612,345
		$612,345

TOTAL CORPORATE BONDS & NOTES — 0.0% (Cost $0)		$612,345

CONVERTIBLE BOND — 0.4%
COMMUNICATIONS — 0.4%
Delivery Hero AG (Germany) – 1.000% 1/23/2027 (Cost $37,261,592)	$43,300,000	$37,398,951
		$37,398,951

CORPORATE BANK DEBT
McDermott LC, 1M USD LIBOR + 4.000% — 4.750% 12/31/2025(c)(d)(e)(g)(i)(j)	$28,718,370	$18,167,706
McDermott Senior Exit LC — 3.000% 6/30/2024(e)(g)(i)	19,843,000	(8,929,350)
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.209% 6/30/2025(c)(g)(j)	33,417,940	15,706,432
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.209% 6/30/2024(c)(g)(j)	1,074,102	644,461

TOTAL CORPORATE BANK DEBT — 0.3% (Cost $94,849,342)		$25,589,249

U.S. TREASURIES
U.S. Treasury Bills — 0.047% 5/5/2022(k)	$200,000,000	$199,926,760
U.S. Treasury Bills — 0.091% 4/7/2022(k)	110,000,000	109,996,865
U.S. Treasury Bills — 0.097% 4/5/2022(k)	70,000,000	69,997,767
U.S. Treasury Bills — 0.101% 4/19/2022(k)	50,000,000	49,995,405
U.S. Treasury Bills — 0.194% 4/26/2022(k)	45,000,000	44,995,005
U.S. Treasury Bills — 0.200% 5/17/2022(k)	60,000,000	59,981,232
U.S. Treasury Bills — 0.254% 4/21/2022(k)	30,000,000	29,996,958
U.S. Treasury Bills — 0.264% 5/24/2022(k)	41,000,000	40,980,960
U.S. Treasury Bills — 0.269% 5/19/2022(k)	68,000,000	67,965,361
U.S. Treasury Bills — 0.284% 5/31/2022(k)	45,000,000	44,972,730
U.S. Treasury Bills — 0.315% 5/26/2022(k)	50,000,000	49,974,545
U.S. Treasury Bills — 0.325% 6/2/2022(k)	95,000,000	94,941,613
U.S. Treasury Bills — 0.330% 6/9/2022(k)	50,000,000	49,961,680
U.S. Treasury Bills — 0.336% 6/7/2022(k)	53,000,000	52,960,621

TOTAL U.S. TREASURIES — 9.7% (Cost $966,762,183)		$966,647,502

TOTAL BONDS & DEBENTURES — 10.4% (Cost $1,098,873,117)		$1,030,248,047

TOTAL INVESTMENT SECURITIES — 84.2% (Cost $6,073,699,731)		$8,384,568,971

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SHORT-TERM INVESTMENTS	Principal Amount	Fair Value
Amazon.com, Inc.
—0.101%4/1/2022	$20,000,000	$20,000,000
—0.142%4/1/2022	120,000,000	120,000,000
—0.254%4/22/2022	50,000,000	49,992,708
—0.274%4/12/2022	17,000,000	16,998,598
—0.274%4/14/2022	19,500,000	19,498,099
—0.304%4/29/2022	20,000,000	19,995,333
—0.386%5/11/2022	45,000,000	44,981,000
—0.386%5/12/2022	45,000,000	44,980,525
—0.406%5/6/2022	115,000,000	114,955,278
—0.406%5/9/2022	122,000,000	121,948,489
—0.406%5/10/2022	45,000,000	44,980,500
—0.406%5/13/2022	100,000,000	99,953,333
Apple, Inc.
—0.233%4/25/2022	40,000,000	39,993,867
—0.254%4/8/2022	30,000,000	29,998,542
—0.254%4/28/2022	45,000,000	44,991,562
—0.335%4/27/2022	70,000,000	69,983,317
Coca-Cola Co.
—0.304%4/13/2022	75,000,000	74,992,500
—0.325%4/20/2022	35,000,000	34,994,089
Nestle Capital Corp.
—0.142%4/11/2022	37,000,000	36,998,561
—0.243%4/14/2022	76,000,000	75,993,413
—0.396%5/6/2022	51,000,000	50,980,662
PepsiCo, Inc.
—0.223%4/18/2022	25,000,000	24,997,403
—0.457%5/6/2022	45,000,000	44,980,313
Roche Holdings, Inc.
—0.132%4/4/2022	25,000,000	24,999,729
—0.132%4/11/2022	25,000,000	24,999,097
—0.162%4/13/2022	25,000,000	24,998,667
—0.304%5/3/2022	60,000,000	59,984,000
—0.335%5/2/2022	30,000,000	29,991,475
—0.365%5/17/2022	30,000,000	29,986,200
—0.386%5/18/2022	49,200,000	49,175,591
—0.386%5/23/2022	30,000,000	29,983,533
Walmart Stores, Inc. — 0.345% 4/18/2022	52,000,000	51,991,651
State Street Bank Repurchase Agreement — 0.00% 4/1/2022
(Dated 03/31/2022, repurchase price of $48,897,000, collateralized by $49,941,300 principal amount U.S. Treasury Notes — 2.25% 2024, fair value $49,874,978)(l)	48,897,000	48,897,000
TOTAL SHORT-TERM INVESTMENTS — 16.3% (Cost $1,622,195,035)		$1,622,195,035

TOTAL INVESTMENTS — 100.5% (Cost $7,695,894,766)		$10,006,764,006

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SECURITIES SOLD SHORT	Shares	Fair Value
COMMON STOCKS SOLD SHORT — (0.5)%
SPDR S&P 500 ETF Trust	(102,498)	$(46,292,197)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $34,255,981)		$(46,292,197)

TOTAL SECURITIES SOLD SHORT (Proceeds $34,255,981)		$(46,292,197)
Other Assets and Liabilities, net — 0.0%		(3,093,676)
NET ASSETS — 100.0%		$9,957,378,133

(a)	Non-income producing security.
(b)	As of March 31, 2022, investments with a value of $919,145,000 were fully or partially segregated with the broker(s)/custodian as collateral for short option contracts.
(c)	Restricted securities. These restricted securities constituted 4.34% of total net assets at March 31, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 3.37% of total net assets at March 31, 2022.
(e)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Affiliated Security.
(h)	Controlled company.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(j)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(l)	Security pledged as collateral.

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

Purchased Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Barclays Bank PLC	$4,776,000,000	$1,265,640	$2,268,600
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Barclays Bank PLC	4,776,000,000	1,265,640	2,316,360
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Barclays Bank PLC	4,776,000,000	1,265,640	2,402,328
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Barclays Bank PLC	4,776,000,000	1,265,640	2,464,416
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Goldman Sachs International	9,204,500,000	2,531,237	3,037,485
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Goldman Sachs International	9,204,500,000	2,531,238	3,120,325
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Goldman Sachs International	9,204,500,000	2,531,237	3,230,779
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Goldman Sachs International	9,204,500,000	2,531,238	3,341,233
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Morgan Stanley	5,062,500,000	1,265,625	1,503,563
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Morgan Stanley	5,062,500,000	1,265,625	1,569,375
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Morgan Stanley	5,062,500,000	1,265,625	1,655,438
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Morgan Stanley	5,062,500,000	1,265,625	1,736,438
Call — OIS Cap Swap(c)(e)	Receive	3-Month USD-LIBOR	0.68%	1/11/2029	Morgan Stanley	260,061,813	7,038,227	29,887,864
							$27,288,237	$58,534,204

Written Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — OIS Floor Swap(c)(e)	Pay	3-Month USD-LIBOR	0.35%	1/11/2029	Morgan Stanley	$(260,061,813)	$(7,038,227)	$(4,080,630)

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES
March 31, 2022
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Altaba Escrow	03/15/2022	—	$27,585,844	0.28%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Barclays Bank PLC 4.000% 02/15/2023	02/26/2020	$1,265,640	2,268,600	0.02%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Barclays Bank PLC 4.000% 02/22/2023	02/26/2020	1,265,640	2,316,360	0.02%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Barclays Bank PLC 4.000% 03/01/2023	02/26/2020	1,265,640	2,402,328	0.02%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Barclays Bank PLC 4.000% 03/08/2023	02/26/2020	1,265,640	2,464,416	0.02%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/15/2023	02/26/2020	2,531,237	3,037,485	0.03%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/22/2023	02/26/2020	2,531,238	3,120,325	0.03%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/01/2023	02/26/2020	2,531,237	3,230,779	0.03%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/08/2023	02/26/2020	2,531,238	3,341,233	0.03%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Morgan Stanley 4.000% 02/15/2023	02/26/2020	1,265,625	1,503,563	0.02%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Morgan Stanley 4.000% 02/22/2023	02/26/2020	1,265,625	1,569,375	0.02%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/01/2023	02/26/2020	1,265,625	1,655,438	0.02%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/08/2023	02/26/2020	1,265,625	1,736,438	0.02%
Epic Games, Inc.	06/25/2020	19,049,750	29,320,050	0.29%
FPS LLC (Marine Shipping)	01/03/2022, 02/04/2022, 02/03/2022, 03/09/2022	165,018,263	149,056,653	1.50%
FPS Shelby Holding I LLC (Marine Shipping)	02/04/2020, 03/26/2020, 04/29/2020, 07/24/2020	10,191,934	8,876,468	0.09%
Footpath Ventures SpV IV LP (Private Credit)	09/24/2021	15,180,000	15,035,515	0.15%
GACP II LP (Private Credit)	01/17/2020	13,504,337	26,447,893	0.27%
McDermott International, Inc.	12/31/2020	—	13,554,380	0.14%
McDermott LC, 1M USD LIBOR + 4.000% — 4.750% 12/31/2025	03/04/2021, 03/05/2021	28,718,370	18,167,706	0.18%

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)
March 31, 2022
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.209% 6/30/2025	12/31/2021, 01/31/2022 02/28/2022, 03/31/2022	$66,629,301	$15,706,432	0.16%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.209% 6/30/2024	07/01/2020	1,074,101	644,461	0.01%
OIS CAP SWAPTION 0.680 JAN29 0.680 CALL Morgan Stanley 0.680% 01/11/2029	10/19/2020	7,038,227	29,887,864	0.30%
OIS FLOOR SWAPTION 0.350 JAN29 0.350 PUT Morgan Stanley 0.350% 01/11/2029	10/19/2020	(7,038,227)	(4,080,630)	(0.04)%
Sound Holding FP	10/07/2013	60,882,839	53,990,429	0.54%
U.S. Farming Realty Trust II, LP (Real Estate)	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 07/29/2015	9,498,194	8,343,236	0.08%
U.S. Farming Realty Trust, LP (Real Estate)	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	—	4,207,685	0.04%
Viking Acquisition (Norway)	06/03/2021	7,607,534	7,241,151	0.07%
TOTAL RESTRICTED SECURITIES		$417,604,633	$432,631,477	4.34%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$800,475,098	$230,948,656	—	$1,031,423,754
Semiconductor Devices	629,320,567	—	—	629,320,567
Cable & Satellite	546,446,309	—	—	546,446,309
Application Software	166,123,618	176,440,019	$29,320,050	371,883,687
Cement & Aggregates	—	326,647,982	—	326,647,982
P&C Insurance	304,196,351	—	—	304,196,351
Diversified Banks	237,990,009	42,657,887	—	280,647,896
E-Commerce Discretionary	176,943,566	94,912,888	—	271,856,454
Electrical Components	246,641,627	—	—	246,641,627
Industrial Distribution & Rental	139,421,826	101,105,644	—	240,527,470
Base Metals	—	240,274,077	—	240,274,077
Insurance Brokers	223,128,514	—	—	223,128,514
Banks	212,876,399	—	—	212,876,399
Investment Companies	—	195,972,518	—	195,972,518
Institutional Brokerage	154,315,602	—	—	154,315,602
Food Services	115,936,105	32,378,717	—	148,314,822
Infrastructure Software	127,934,083	—	—	127,934,083
Chemicals	126,466,325	—	—	126,466,325
Specialty Chemicals	109,370,427	—	—	109,370,427
Railroad Rolling Stock	102,490,773	—	—	102,490,773
Entertainment Content	101,788,464	—	—	101,788,464
Wealth Management	100,986,783	—	—	100,986,783
Hotels, Restaurants & Leisure	100,398,769	—	—	100,398,769
Midstream - Oil & Gas	99,521,382	—	—	99,521,382
Apparel, Footwear & Accessory Design	—	85,304,692	—	85,304,692
Commercial & Residential Building Equipment & Systems	—	70,212,622	—	70,212,622
Real Estate Owners & Developers	—	58,646,328	—	58,646,328
Industrials	54,917,122	—	—	54,917,122
Marine Shipping	—	—	53,990,429	53,990,429
Computer Hardware & Storage	43,294,245	—	—	43,294,245
Integrated Utilities	42,955,475	—	—	42,955,475
Oil & Gas Services & Equipment	30,876,397	—	—	30,876,397
Home Products Stores	28,383,655	—	—	28,383,655
Closed End Fund	—	27,585,844	—	27,585,844
Limited Partnerships	—	—	211,967,450	211,967,450
Preferred Stocks
Engineering Services	—	—	13,554,380	13,554,380
Energy	—	—	854,075	854,075
Warrants
Energy	1,992,015	—	—	1,992,015
Special Purpose Acquisition Companies	328,642,554	471,455	7,241,151	336,355,160
Corporate Bonds & Notes	—	612,345	—	612,345
Convertible Bond	—	37,398,951	—	37,398,951
Corporate Bank Debt	—	16,350,893	9,238,356	25,589,249
U.S. Treasuries	—	966,647,502	—	966,647,502
Short-Term Investments	—	1,622,195,035	—	1,622,195,035
	$5,353,834,060	$4,326,764,055	$326,165,891	$10,006,764,006

Investments	Level 1	Level 2	Level 3	Total
Purchased Options (interest rate risk)	—	—	$58,534,204	$58,534,204
Written Options (interest rate risk)	—	—	(4,080,630)	(4,080,630)
	—	—	$54,453,574	$54,453,574
Common Stock Sold Short	$(46,292,197)	—	—	$(46,292,197)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2022
Common Stocks	$84,884,430	$5,168,516	—	$(6,742,467)	—	$83,310,479	$6,089,234
Limited Partnerships	151,633,431	(476,917)	$64,998,519	(4,187,583)	—	211,967,450	(476,917)
Preferred Stocks	14,281,743	126,749	—	(37)	—	14,408,455	126,712
Special Purpose Acquisition Companies	7,238,930	2,221	—	-	—	7,241,151	2,221
Corporate Bonds & Notes	—	25,707	—	(25,707)	—	—	—
Corporate Bank Debt	7,815,830	1,422,526	—	-	—	9,238,356	1,422,526
Purchased Options (interest rate risk)	23,221,610	35,312,594	—	-	—	58,534,204	35,312,594
Written Options (interest rate risk)	(3,501,472)	(579,158)	—	-	—	(4,080,630)	(579,158)
	$285,574,502	$41,002,238	$64,998,519	$(10,955,794)	—	$380,619,465	$41,897,212

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2022.

Financial Assets	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average
Special Purpose Acquisition Companies	$7,241,151	Restricted Security (a)	Cost	$0.78	$0.78

Corporate Bank Debt	$9,238,356	Pricing Model (b)	Quotes/Prices	$45.00 - $55.00	$51.70

Preferred Stock	$14,408,455	Pricing Model (b)	Quotes/Prices	$600.00 - $635.00	$602.07

Purchased Options (interest rate risk)	$58,534,204	Third-Party Broker Quote (c)	Quotes/Prices	$0.00 - $0.11	$0.06

Written Options (interest rate risk)	$(4,080,630)	Third-Party Broker Quote (c)	Quotes/Prices	$0.02	$0.02

Common Stocks- Long	$53,990,429	Market Approach (d)	Shipping Broker Valuations	N/A	N/A
			Discounts	59%	59%

	29,320,050	Most Recent Capitlization (Funding) (e)	Quotes/Prices	$885.00	$885.00

Limited Partnerships	$26,447,893	NAV as Practical Expedient (g)	Market Discount	15%	15%

	157,933,121	Market Approach (d)	Shipping Broker Valuations	N/A	N/A
			Discounts	35% - 69%	37%

	15,035,515	NAV as Practical Expedient (f)	N/A	$100.24	$100.24

	12,550,921	Discounted NAV (g)	Market Discount	26% - 31%	28%

(a) The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(b) The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(d) The fair value of the investment is based on the market approach, which involves obtaining broker quotes for the underlying vessels based on free and clear charter rates, and further discounting those quotes for vessel-specific contracted charter rates.

(e) The fair value of the investment is based on capital funding terms. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(f) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

(g) The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

Options Contracts: An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premiums paid.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange. Unrealized appreciation or depreciation on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the foreign exchange rates at the end of the period is included in the Statement of Assets and Liabilities under the caption “Forward Foreign Currency Contracts.” Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year are included in the Statement of Operations under the caption “Forward Foreign Currency Contracts.”

Credit Default Swaps: The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2022 (excluding short-term investments), was $6,099,098,731 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$2,751,412,301
Gross unrealized depreciation:	(465,942,061)
Net unrealized appreciation:	$2,285,470,240